Note 10 - Accrued Liabilities and Other Payables (Detail) - Schedule of Accrued Liabilitites (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities and other payables	$ 1,495,835	$ 834,128
Other Payables [Member]
Accrued liabilities and other payables	89,982	30,011
Salary Payable [Member]
Accrued liabilities and other payables	961,669	497,257
Franchising Subsidy [Member]
Accrued liabilities and other payables	179,786	187,758
Accrued Expenses [Member]
Accrued liabilities and other payables	$ 264,398	$ 119,102